TCW Funds, Inc.

TCW Relative Value Dividend Appreciation Fund – Class I and Class N

TCW Relative Value Mid Cap Fund – Class I and Class N

Supplement dated April 3, 2020 to the

Statement of Additional Information dated February 28, 2020 (the "SAI")

TCW Relative Value Dividend Appreciation Fund:

Effective April 3, 2020, Bo Fifer will be added as a co-portfolio manager to the TCW Relative Value Dividend Appreciation Fund. Therefore, effective April 3, 2020, the disclosure relating to the TCW Relative Value Dividend Appreciation Fund under the heading "Portfolio Management — Ownership of Securities and Other Managed Accounts" on page 59 of the SAI is deleted in its entirety and replaced with the following:

TCW Relative Value Dividend Appreciation Fund

		$1	$10K	$50K	$100K	$500K
		to	to	to	to	to	Over
	None	$10K	$50K	$100K	$500K	$1 Mill	$1 Mill
Portfolio Managers
Diane E. Jaffee										X
Bo Fifer, CFA1						X
Performance Fee Accounts

	Registered		Other Pooled				Registered		Other Pooled
	Investment Companies		Investment Vehicles		Other Accounts		Investment Companies		Investment Vehicles			Other Accounts
	Number		Number		Number		Number		Number			Number
	of	Total	of	Total	of	Total	of	Total	of		Total	of	Total Assets
	Accounts	Assets	Accounts	Assets	Accounts	Assets	Accounts	Assets	Accounts		Assets	Accounts
Diane E. Jaffee	1	$136	7	$751	40	$1,879	0	$0	0		$0	0	$0
Bo Fifer, CFA1	0	$0	0	$0	0	$0	0	$0	0		$0	0	$0

1Information for Mr. Fifer is provided as of February 29, 2020.

TCW Relative Value Mid Cap Fund:

Effective April 3, 2020, Mona Eraiba will be added as a co-portfolio manager to the TCW Relative Value Mid Cap Fund. Therefore, effective April 3, 2020, the disclosure relating to the TCW Relative Value Mid Cap Fund under the heading "Portfolio Management — Ownership of Securities and Other Managed Accounts" on page 60 of the SAI is deleted in its entirety and replaced with the following:

TCW Relative Value Mid Cap Fund

		$1	$10K	$50K	$100K	$500K
		to	to	to	to	to	Over
	None	$10K	$50K	$100K	$500K	$1 Mill	$1 Mill
Portfolio Managers
Diane E. Jaffee											X
Mona Eraiba1						X
Performance Fee Accounts

	Registered		Other Pooled				Registered		Other Pooled
	Investment Companies		Investment Vehicles		Other Accounts		Investment Companies		Investment Vehicles		Other Accounts
	Number		Number		Number		Number		Number		Number
	of	Total	of	Total	of	Total	of	Total	of	Total	of	Total Assets
	Accounts	Assets	Accounts	Assets	Accounts	Assets	Accounts	Assets	Accounts	Assets	Accounts
Diane E. Jaffee	1	$136	7	$751	40	$1,879	0	$0	0	$0	0	$0
Mona Eraiba1	0	$0	0	$0	2	$2.8	0	$0	0	$0	0	$0

1Information for Ms. Eraiba is provided as of February 29, 2020.

Please retain this Supplement with your SAI for future reference.